SHARE INCENTIVE PLAN - Adlai Share Incentive Plan - Additional information (Details) - Adlai Share Incentive Plan	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	May 28, 2021 shares	May 27, 2021 shares
SHARE INCENTIVE PLAN
Maximum aggregate number of shares reserved for issuance	15,000,000	15,000,000		15,000,000	11,000,000
Number of shares available for issuance	5,040,900	5,489,898
Fair value of awards granted | $	$ 2,231,000	$ 6,913,000
Share-based payment expenses | $	$ 4,330,000	$ 6,082,000
Number of options outstanding under the plan	9,959,100	9,510,102	7,635,444
Number of shares issued during period	9,959,100	9,510,102
Value of shares issued before issue expenses | $	$ 1,000.0	$ 1,000.0